UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08035

                              AFBA 5Star Fund, Inc.
               (Exact name of registrant as specified in charter)

                            909 N. Washington Street
                              Alexandria, VA 22314
               (Address of principal executive offices) (Zip code)

                              Kimberley E. Wooding
                            909 N. Washington Street
                              Alexandria, VA 22314
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 703-299-5794

                        Date of fiscal year end: March 31

                     Date of reporting period: June 30, 2005

Item 1. Schedule of Investments.


AFBA 5STAR
BALANCED FUND
-------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)

SHARES                 COMPANY                                                                                    MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 52.17%
AEROSPACE -- 1.35%
          5,000        Lockheed Martin Corp.                                                                       $   324,350
         10,000        Northrop Grumman Corp.                                                                          552,500
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       876,850
CONSUMER CYCLICAL -- 5.82%
         40,000        Argosy Gaming Co.*                                                                            1,864,400
          5,000        Costco Wholesale Corp.                                                                          224,100
         10,000        General Electric Co.                                                                            346,500
         10,000        General Motors Corp.                                                                            340,000
         19,900        Pitney Bowes, Inc.                                                                              866,645
         10,000        The ServiceMaster Co.                                                                           133,900
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     3,775,545
CONSUMER STAPLES -- 8.24%
         10,000        Anheuser-Busch Companies, Inc.                                                                  457,500
         10,000        Campbell Soup Co.                                                                               307,700
         15,000        The Coca-Cola Co.                                                                               626,250
         10,000        Colgate-Palmolive Co.                                                                           499,100
         30,000        ConAgra Foods, Inc.                                                                             694,800
         15,000        General Mills, Inc.                                                                             701,850
         15,000        H.J. Heinz Co.                                                                                  531,300
         10,000        Kellog Co.                                                                                      444,400
         10,000        PepsiCo, Inc.                                                                                   539,300
         10,000        Sara Lee Corp.                                                                                  198,100
          5,000        WM. Wrigley Jr. Co.                                                                             344,200
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     5,344,500
ENERGY -- 16.77%
          5,000        Amerada Hess Corp.                                                                              532,550
         10,000        Anadarko Petroleum Corp.                                                                        821,500
         10,000        Apache Corp.                                                                                    646,000
         20,000        BP PLC (a)                                                                                    1,247,600
         30,000        Chevron Corp.                                                                                 1,677,600
         30,000        ConocoPhillips                                                                                1,724,700
          1,565        Eagle Geophysical, Inc.*                                                                         11,159
         15,000        Exxon Mobil Corp.                                                                               862,050
         18,000        Frontier Oil Corp.                                                                              528,300
         13,272        Kerr-McGee Corp.                                                                              1,012,786
         25,000        Marathon Oil Corp.                                                                            1,334,250
         10,000        Suncor Energy, Inc.                                                                             473,200
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    10,871,695
FINANCIAL -- 11.52%
         30,000        Bank of America Corp.                                                                         1,368,300
         15,000        Cincinnati Financial Corp.                                                                      593,400
         20,000        Citigroup, Inc.                                                                                 924,600
         20,000        JPMorgan Chase & Co.                                                                            706,400
         10,000        KeyCorp                                                                                         331,500
          5,000        Lincoln National Corp.                                                                          234,600
         25,000        Marshall & Ilsley Corp.                                                                         444,500
         10,000        Northern Trust Corp.                                                                            455,900
         15,000        Regions Financial Corp.                                                                         508,200
         25,000        U.S. Bancorp                                                                                    730,000
         20,000        Washington Mutual, Inc.                                                                         813,800
         10,000        Wilmington Trust Corp.                                                                          360,100
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     7,471,300

AFBA 5STAR
BALANCED FUND (continued)
-------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30,2005 (unaudited)

SHARES OR
FACE AMOUNT            COMPANY                                                                                    MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
HEALTH CARE - DRUGS -- 1.82%
         10,000        Abbott Laboratories                                                                         $   490,100
          5,000        GlaxoSmithKline PLC (a)                                                                         242,550
         10,000        Wyeth                                                                                           445,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     1,177,650
HEALTH CARE - PRODUCTS -- 1.58%
         10,000        Baxter International, Inc.                                                                      371,000
         10,000        Johnson & Johnson                                                                               650,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     1,021,000
INSURANCE -- 1.58%
         10,000        The Allstate Corp.                                                                              597,500
          5,000        The Chubb Corp.                                                                                 428,050

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     1,025,550
TECHNOLOGY - HARDWARE -- 0.57%
          5,000        International Business Machines Corp.                                                           371,000
-------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY - SEMICONDUCTOR -- 0.80%
         20,000        Intel Corp.                                                                                     521,200
-------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY - SOFTWARE -- 0.96%
         25,000        Microsoft Corp.                                                                                 621,000
-------------------------------------------------------------------------------------------------------------------------------

TRANSPORTATION & SERVICES -- 1.16%
          5,000        FedEx Corp.                                                                                     405,050
         25,000        Southwest Airlines Co.                                                                          348,250
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       753,300

TOTAL COMMON STOCKS                                                                                                 33,830,590
-------------------------------------------------------------------------------------------------------------------------------
(COST $26,142,100)

CONVERTIBLE PREFERRED STOCKS -- 2.87%
         30,600        ICO, Inc.,1.6875%, 12/31/49 *                                                                   656,829
         25,000        TXI Capital Trust, Inc., 5.50%, 6/30/28                                                       1,205,000
-------------------------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS                                                                                   1,861,829
-------------------------------------------------------------------------------------------------------------------------------
(COST $1,406,124)

CORPORATE BONDS - 25.30%
        100,000        Alpharma, Inc., 8.625% due 5/1/11 (b)                                                            98,250
         75,000        Cenveo Corp., 9.625% due 3/15/12                                                                 81,375
      1,300,000        Chaparral Steel Co., 10.00% due 7/15/13 (b)                                                   1,313,000
      1,000,000        Charter Communications Holdings, 11.125% due 1/15/11                                            752,500
        200,000        Eagle Geophysical, Inc., 10.75% due 7/15/08 (c) (d)                                                   0
        100,000        Fisher Communications, Inc., 8.625% due 9/15/14                                                 106,625
      1,000,000        General Motors Acceptance Corp., 8.00% due 11/1/31                                              894,612
        500,000        Greenbrier Co., 8.375% due 5/15/15 (b)                                                          511,250
        375,000        Host Marriott LP, 9.25% due 10/1/07                                                             406,875

AFBA 5STAR
BALANCED FUND (continued)
-------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30,2005 (unaudited)

SHARES OR
FACE AMOUNT            COMPANY                                                                                    MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (continued)
      1,000,000        Interface, Inc., 9.50% due 2/1/14                                                           $ 1,537,500
        100,000        Inverness Medical Innovations, 8.75% due 2/15/12                                                 99,750
        750,000        Jetblue Airways Corp., 3.75% due 3/15/35                                                        779,062
         25,000        John Q. Hammons Hotels, 8.875% due 5/15/12                                                       27,375
         25,000        Kaiser Aluminum & Chemical, 12.75% due 2/1/03  (c)                                                1,875
        215,000        MGM Mirage, Inc., 7.625% due 7/15/13                                                            227,900
        200,000        MGM Mirage, Inc., 8.375% due 2/1/11                                                             219,000
      1,000,000        Mikohn Gaming, 11.875% due 8/15/08                                                            1,075,000
        100,000        Park Place Entertainment, 8.125% due 5/15/11                                                    115,500
        350,000        Park Place Entertainment, 8.875% due 9/15/08                                                    391,562
        500,000        Penn National Gaming, Inc., 8.875% due 3/15/10                                                  537,500
            678        Philip Services, 6.00% due 4/15/10 (d) (e)                                                            0
        250,000        Pilgrim's Pride Corp., 9.25% due 11/15/13                                                       278,750
        750,000        Pilgrim's Pride Corp., 9.625% due 9/15/11                                                       823,125
         50,000        Swift Energy Co., 9.375% due 5/1/12                                                              54,125
      1,350,000        Tesoro Petroleum Corp., 9.625% due 4/1/12                                                     1,500,188
        750,000        Texas Industries, Inc., 10.25% due 6/15/11                                                      872,813
      2,000,000        United Refining Co., 10.5% due 8/15/12                                                        2,065,000
         86,000        Wal-Mart Stores, 8.75% due 12/29/06                                                              86,071
      1,500,000        Warner Chilcott, 8.75% due 2/01/15 (b)                                                        1,466,250
         75,000        WCI Communities, Inc., 10.625% due 2/15/11                                                       81,375
        200,000        Williams Communications Group, Inc., 10.875% due 10/1/09 (c) (d)                                      0
-------------------------------------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS                                                                                               16,404,208
-------------------------------------------------------------------------------------------------------------------------------
(COST $15,518,552)

CONVERTIBLE CORPORATE BONDS - 8.65%
        250,000        Amylin Pharmaceuticals, Inc. 2.50% due 4/15/11                                                  227,188
        150,000        Axcan Pharma, Inc., 4.25% due 4/15/08 (b)                                                       183,938
      1,200,000        Bisys Group, Inc., 4.00% due 3/15/06                                                          1,191,000
      1,000,000        Edo Corp., 5.25% due 4/15/07                                                                  1,035,000
        900,000        Lions Gate Entertainment, 2.9375 % due 10/15/24 (b)                                             979,875
      1,000,000        Lions Gate Entertainment, 3.625 % due 03/15/25 (b)                                            1,011,250
        500,000        Lions Gate Entertainment, 4.875 % due 12/15/10 (b)                                              980,625
          2,000        Moran Energy, Inc., 8.75% due 1/15/08                                                             1,990
         21,178        Philip Services Corp., 3.00% due 4/15/20 (d) (f)                                                      2
-------------------------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE CORPORATE BONDS                                                                                    5,610,868
-------------------------------------------------------------------------------------------------------------------------------
(COST $5,013,062)

SHORT TERM OBLIGATIONS - 4.62%
      3,000,000        United States Treasury Bill, due 7/28/05                                                      2,993,542
-------------------------------------------------------------------------------------------------------------------------------

TOTAL SHORT TERM OBLIGATIONS                                                                                         2,993,542
-------------------------------------------------------------------------------------------------------------------------------
(COST $2,993,542)

MONEY MARKET ACCOUNT - 8.40%
      5,447,074        PNC Bank Money Market                                                                         5,447,074
-------------------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                                                           5,447,074
-------------------------------------------------------------------------------------------------------------------------------
(COST $5,447,074)

AFBA 5STAR
BALANCED FUND (continued)
-------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
06/30/2005 (unaudited)

TOTAL INVESTMENTS -  102.01%                                                                                      $ 66,148,111
(COST $56,520,454)

Liabilities in excess of other assets -- (2.01%)                                                                    (1,303,919)
                                                                                                                  -------------

TOTAL NET ASSETS - 100.00%                                                                                        $ 64,844,192
                                                                                                                  ============

(a) - American Depository Receipt.
(b) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) - Security in default.
(d) - Security valued at fair value under procedures adapted by the Board of Directors.
(e) - Payment-in-kind
(f) - Step-up Bond
* - Non-income producing security.

AFBA 5STAR
LARGE CAP FUND
------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)

SHARES              COMPANY                                            MARKET VALUE
------------------------------------------------------------------------------------

COMMON STOCKS -- 99.27%
BUSINESS SERVICES -- 2.59%
    13,000          Automatic Data Processing, Inc.                    $    545,610
------------------------------------------------------------------------------------

CONSUMER CYCLICAL -- 21.58%
     3,800          Carnival Corp.                                          207,290
     6,700          Electronic Arts, Inc.*                                  379,287
     8,900          Harley-Davidson, Inc.                                   441,440
     2,900          Harrah's Entertainment, Inc.                            209,003
    17,400          IAC/InterActiveCorp *                                   418,470
     9,900          International Game Technology                           278,685
     9,300          Marriott International, Inc - Class A                   634,446
    11,400          McDonald's Corp.                                        316,350
     9,200          Royal Caribbean Cruises Ltd.                            444,912
    30,900          Time Warner, Inc.*                                      516,339
     7,500          Univision Communications, Inc.*                         206,625
     8,900          Viacom, Inc.                                            284,978
     7,900          The Walt Disney Co.                                     198,922
------------------------------------------------------------------------------------
                                                                          4,536,747

CONSUMER STAPLES -- 11.00%
     9,900          Colgate-Palmolive Co.                                   494,109
    11,100          CVS Corp.                                               322,677
     9,800          PepsiCo, Inc.                                           528,514
    11,600          Sysco Corp.                                             419,804
    11,900          Walgreen Co.                                            547,281
------------------------------------------------------------------------------------
                                                                          2,312,385
FINANCIAL -- 17.63%
    11,800          American Express Co.                                    628,114
    14,200          The Bank Of New York Co., Inc.                          408,676
     2,900          Franklin Resources, Inc.                                223,242
     5,100          The Goldman Sachs Group, Inc.                           520,302
     9,900          Mellon Financial Corp.                                  284,031
    11,000          Morgan Stanley                                          577,170
    15,300          Northern Trust Corp.                                    697,527
     8,800          Principal Financial Group, Inc.                         368,720
------------------------------------------------------------------------------------
                                                                          3,707,782
HEALTH CARE - DRUGS -- 12.56%
    12,900          Abbott Laboratories                                     632,229
    16,100          Bayer AG (a)                                            535,808
     5,100          Schering AG (a)                                         314,619
    33,200          Schering-Plough Corp.                                   632,792
    16,900          Teva Pharmaceutical Industries, Ltd. (a)                526,266
------------------------------------------------------------------------------------
                                                                          2,641,714

AFBA 5STAR
LARGE CAP FUND (continued)
------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)

HEALTH CARE - PRODUCTS -- 7.24%
    14,500          Baxter International, Inc.                        $     537,950
    13,100          Boston Scientific Corp.*                                353,700
     9,700          Johnson & Johnson                                       630,500
------------------------------------------------------------------------------------
                                                                          1,522,150
TECHNOLOGY - EQUIPMENT -- 5.27%
    18,810          AU Optronics Corp. (a)                                  318,641
    12,500          Corning, Inc.*                                          207,750
    34,900          Nokia Oyj (a)                                           580,736
------------------------------------------------------------------------------------
                                                                          1,107,127
TECHNOLOGY - HARDWARE -- 2.41%
    20,300          Cisco Systems, Inc.*                                    387,933
     3,000          Dell, Inc.*                                             118,530
------------------------------------------------------------------------------------
                                                                            506,463
TECHNOLOGY - SEMI-CONDUCTOR -- 9.56%
    11,900          Analog Devices, Inc.                                    443,989
    19,200          Applied Materials, Inc.*                                310,656
    15,000          Intel Corp.                                             390,900
    20,800          Texas Instruments, Inc.                                 583,856
    11,000          Xilinx, Inc.                                            280,500
------------------------------------------------------------------------------------
                                                                          2,009,901
TECHNOLOGY - SOFTWARE -- 4.96%
    12,221          First Data Corp.                                        490,551
    22,200          Microsoft Corp.                                         551,448
------------------------------------------------------------------------------------
                                                                          1,041,999
TRANSPORTATION & SERVICES -- 4.47%
     7,700          FedEx Corp.                                             623,777
    22,750          Southwest Airlines Co.                                  316,908
------------------------------------------------------------------------------------
                                                                            940,685

TOTAL COMMON STOCKS                                                      20,872,563
------------------------------------------------------------------------------------
   (Cost $19,218,944)

MONEY MARKET ACCOUNT -- 1.13%
   238,315          PNC Bank Money Market                                   238,315
------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                  238,315
------------------------------------------------------------------------------------
(Cost $238,315)

TOTAL INVESTMENTS --- 100.40%                                            21,110,878
------------------------------------------------------------------------------------
  (Cost $19,457,259)

AFBA 5STAR
LARGE CAP FUND (continued)
------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)

Liabilities in excess of other assets --- (0.40%)                  $         (83,447)

TOTAL NET ASSETS --- 100%                                          $      21,027,431
                                                                   =================


(a) American Depository Receipt.
*  Non-income producing security.

AFBA 5STAR
USA GLOBAL FUND
------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)


SHARES                             COMPANY                                                           MARKET VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 93.64%
AEROSPACE - 1.16%
            8,500                  Teleflex, Inc.                                                     $    504,645
------------------------------------------------------------------------------------------------------------------

BUSINESS SERVICES - 1.88%
            4,300                  Getty Images, Inc.*                                                    319,318
           19,300                  Heidrick & Struggles International, Inc.*                              503,344
------------------------------------------------------------------------------------------------------------------
                                                                                                          822,662

CONSUMER CYCLICAL - 7.95%
           16,500                  Johnson Controls, Inc.                                                 929,445
           18,400                  Lear Corp.                                                             669,392
           40,400                  McDonald's Corp.                                                     1,121,100
            8,800                  Tempur-Pedic International, Inc. *                                     195,184
           17,200                  Tiffany & Co.                                                          563,472
------------------------------------------------------------------------------------------------------------------
                                                                                                        3,478,593

CONSUMER STAPLES - 15.57%
           25,800                  The Coca-Cola Co.                                                    1,077,150
           17,900                  Colgate-Palmolive Co.                                                  893,389
           23,000                  The Gillette Co.                                                     1,164,490
           25,500                  H. J. Heinz Co.                                                        903,210
           20,000                  Kimberly-Clark Corp.                                                 1,251,800
           22,100                  Wrigley, (Wm.) Jr. Co.                                               1,521,364
------------------------------------------------------------------------------------------------------------------
                                                                                                        6,811,403

ENERGY - 1.65%
           15,100                  Halliburton Co.                                                        722,082
------------------------------------------------------------------------------------------------------------------


HEALTH CARE - BIOMEDICAL - 5.09%
           20,800                  Millipore Corp.*                                                     1,179,984
           18,700                  Sigma-Aldrich Corp.                                                  1,047,948
------------------------------------------------------------------------------------------------------------------
                                                                                                        2,227,932

HEALTH CARE - DRUGS - 10.89%
           34,200                  Abbott Laboratories                                                  1,676,142
           27,800                  QLT, Inc.*                                                             289,676
           78,500                  Schering-Plough Corp.                                                1,496,210
           29,200                  Wyeth                                                                1,299,400
------------------------------------------------------------------------------------------------------------------
                                                                                                        4,761,428

HEALTH CARE - PRODUCTS - 14.16%
           35,800                  Baxter International, Inc.                                           1,328,180
           20,500                  Boston Scientific Corp.*                                               553,500

AFBA 5STAR
USA GLOBAL FUND (continued)
------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)


SHARES                             COMPANY                                                           MARKET VALUE
------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (continued)
HEALTH CARE - PRODUCTS - 14.16% - (continued)
           22,200                  Johnson & Johnson                                                  $ 1,443,000
           29,000                  Mentor Corp.                                                         1,202,920
           14,100                  Sybron Dental Specialties, Inc.*                                       530,442
            8,300                  Varian Medical Systems, Inc.*                                          309,839
           22,200                  Waters Corp.*                                                          825,174
------------------------------------------------------------------------------------------------------------------
                                                                                                        6,193,055

INFORMATION TECHNOLOGY - 2.71%
           40,500                  Gtech Holdings Corp.                                                 1,184,220
------------------------------------------------------------------------------------------------------------------


INSURANCE - 4.55%
           23,700                  AFLAC, Inc.                                                          1,025,736
           16,600                  American International Group, Inc.                                     964,460
------------------------------------------------------------------------------------------------------------------
                                                                                                        1,990,196

TECHNOLOGY - EQUIPMENT - 7.77%
           23,700                  Cabot Microelectronics Corp.*                                          687,063
           17,600                  Cognex Corp.                                                           460,944
           58,800                  Gentex Corp.                                                         1,070,160
           20,300                  Molex, Inc.                                                            528,612
           35,700                  Motorola, Inc.                                                         651,882
------------------------------------------------------------------------------------------------------------------
                                                                                                        3,398,661

TECHNOLOGY - HARDWARE - 1.87%
           42,800                  Cisco Systems, Inc.*                                                   817,908
------------------------------------------------------------------------------------------------------------------


TECHNOLOGY - SEMICONDUCTOR - 13.23%
           26,100                  Analog Devices, Inc.                                                   973,791
           48,530                  Applied Materials, Inc.                                                785,215
           44,500                  Fairchild Semiconductor International, Inc.*                           656,375
           36,700                  Integrated Device Technology, Inc.*                                    394,525
           55,900                  Intel Corp.                                                          1,456,754
           13,900                  KLA-Tencor Corp.                                                       607,430
           41,300                  National Semiconductor Corp.                                           909,839
------------------------------------------------------------------------------------------------------------------
                                                                                                        5,783,929

TECHNOLOGY - SOFTWARE - 5.16%
           52,100                  Microsoft Corp.                                                      1,294,164
           13,450                  National Instruments Corp.                                             285,140
           51,400                  Oracle Corp.*                                                          678,480
------------------------------------------------------------------------------------------------------------------
                                                                                                        2,257,784


TOTAL COMMON STOCKS                                                                                    40,954,498
------------------------------------------------------------------------------------------------------------------
(COST  $38,448,126)

AFBA 5STAR
USA GLOBAL FUND (continued)
------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)


SHARES                             COMPANY                                                           MARKET VALUE
------------------------------------------------------------------------------------------------------------------

MONEY MARKET ACCOUNT - 6.34%
        2,774,079                  PNC Bank Money Market                                              $ 2,774,079
------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                                              2,774,079
------------------------------------------------------------------------------------------------------------------
(COST  $2,774,079)

TOTAL INVESTMENTS -  99.98 %                                                                           43,728,577
(COST $41,222,205)

Other assets in excess of liabilities - 0.02%                                                               9,945
                                                                                                     ------------

TOTAL NET ASSETS - 100.00%                                                                           $ 43,738,522
                                                                                                     ============


*  Non-income producing security.

AFBA 5STAR
HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)

SHARES OR
FACE AMOUNT            COMPANY                                                                       MARKET VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 7.53%
BUSINESS SERVICES - 0.52%
          18,000       The ServiceMaster Co.                                                          $   241,020
------------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES - 1.39%
           9,000       The Coca-Cola Co.                                                                  375,750
          11,250       ConAgra Foods, Inc.                                                                260,550
------------------------------------------------------------------------------------------------------------------
                                                                                                          636,300
FINANCIAL - 2.60%
           6,000       Bank of America Corp.                                                              273,660
           5,200       Citigroup, Inc.                                                                    240,396
           7,500       KeyCorp                                                                            248,625
           7,600       W.P. Stewart & Co., Ltd.                                                           183,692
           6,000       Washington Mutual, Inc.                                                            244,140
------------------------------------------------------------------------------------------------------------------
                                                                                                        1,190,513
HEALTH CARE - DRUGS  - 0.44%
           6,050       Bayer AG (a)                                                                       201,344
------------------------------------------------------------------------------------------------------------------

TECHNOLOGY - EQUIPMENT - 0.84%
          23,000       Nokia Oyj (a)                                                                      382,720
------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES - 1.74%
           9,600       SBC Communications, Inc.                                                           228,000
          14,500       Sprint Corp.                                                                       363,805
           6,000       Verizon Communications, Inc.                                                       207,300
------------------------------------------------------------------------------------------------------------------
                                                                                                          799,105

TOTAL COMMON STOCKS                                                                                     3,451,002
------------------------------------------------------------------------------------------------------------------
(COST $3,275,226)

CONVERTIBLE PREFERRED STOCKS - 3.48%
             550       Adelphia Communications Corp., 13.00%, due 7/15/09 (c)                                 413
           5,300       Boston Private Financial Corp., 4.875% due 10/01/34                                246,450
          16,050       Boston Private Financial Corp., 4.875% due 10/01/34 (b)                            746,325
           1,370       Eagle Geophysical, Inc.* (d)                                                         9,768
          16,000       ICO, Inc., 1.6875%, 12/31/49*                                                      343,440
           5,100       TXI Capital Trust, Inc., 5.50%, 6/30/28                                            245,820
------------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS                                                                      1,592,216
------------------------------------------------------------------------------------------------------------------
(COST $1,533,900)

CORPORATE BONDS - 40.62%
$        625,000       Allied Waste North America, 7.875% due 4/15/13                                     642,188
         100,000       Allied Waste North America, 9.25% due 9/1/12                                       108,500
         240,000       AlPharma, Inc., 8.625% due 5/1/11 (b)                                              235,800
         220,000       Ameristar Casinos, Inc., 10.75% due 2/15/09                                        240,350
          95,000       Argosy Gaming Co., 7.00% due 1/15/14                                               105,094
         255,000       Aztar Corp., 7.875% due 6/15/14                                                    270,938
         325,000       Bausch & Lomb, Inc., 7.125% due 8/1/28                                             366,154
         425,000       Central Garden & Pet Co., 9.125% due 2/1/13                                        459,000
          75,000       Charter Communications Holdings, 8.00% due 4/30/12 (b)                              75,000
         105,000       Charter Communications Holdings, 8.625% due 4/1/09                                  78,488
         135,000       Charter Communications Holdings, 11.125% due 1/15/11                               101,588
         175,000       Eagle Geophysical, Inc., 10.75% due 7/15/08 (c) (d)                                      0
         200,000       Elizabeth Arden, Inc., 7.75% due 1/15/14                                           209,500
          25,000       Fisher Communications, Inc., 8.625% due 9/15/14                                     26,656

AFBA 5STAR
HIGH YIELD FUND (continued)
------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)

SHARES OR
FACE AMOUNT            COMPANY                                                                       MARKET VALUE
------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS - (continued)
$         60,000       Fisher Scientific Intl., 8.00% due 9/1/13                                      $    68,850
          25,000       Ford Motor Credit Co., 5.80% due 1/12/09                                            23,751
         500,000       Ford Motor Credit Co., 7.375% due 10/28/09                                         489,036
         400,000       Ford Motor Co., 7.45% due 7/16/31                                                  334,781
         145,000       FTD, Inc., 7.75% due 2/15/14                                                       142,825
         425,000       General Motors Acceptance Corp., 8.00% due 11/1/31                                 380,210
         460,000       Giant Industries, 8.00% due 5/15/14                                                481,850
         290,000       Greenbrier Companies, Inc., 8.375% due 5/15/15 (b)                                 296,525
         325,000       Host Marriott LP, 9.25% due 10/1/07                                                352,625
         325,000       Interface, Inc., 9.50% due 2/1/14                                                  333,125
         200,000       Interface, Inc., 10.375% due 2/1/10                                                221,000
          60,000       Inverness Medical Innovations, 8.75% due 2/15/12                                    59,850
         575,000       Iron Mountain, Inc., 7.75% due 1/15/15                                             580,750
         300,000       Iron Mountain, Inc., 8.625% due 4/1/13                                             312,000
         585,000       Isle of Capri Casinos, 7.00% due 3/1/14                                            590,850
          55,000       John Q. Hammons Hotels, 8.875% due 5/15/12                                          60,225
          90,000       Kaiser Aluminum & Chemical, 12.75% due 2/1/03 (c)                                    6,750
         450,000       Lear Corp., 8.11% due 5/15/09                                                      465,701
          10,000       Lucent Technologies, Inc., 7.25% due 7/15/06                                        10,275
         250,000       Mail-Well Corp., 9.625% due 3/15/12                                                271,250
         340,000       Mandalay Resort Group, 7.625% due 7/15/13                                          360,400
          85,000       Mandalay Resort Group, 10.25% due 8/1/07                                            93,925
         125,000       MGM Mirage, Inc., 8.375% due 2/1/11                                                136,875
         425,000       Mikohn Gaming Corp., 11.875% due 8/15/08                                           456,875
         175,000       Mobile Mini, Inc., 9.50% due 7/1/13                                                194,469
         150,000       Oxford Industries, Inc., 8.875% due 6/1/11                                         161,250
         125,000       Park Place Entertainment, 8.125% due 5/15/11                                       144,375
          85,000       Park Place Entertainment, 8.875% due 9/15/08                                        95,094
         250,000       Penn National Gaming, Inc., 6.75% due 3/1/15 (b)                                   249,375
         395,000       Penn National Gaming, Inc., 8.875% due 3/15/10                                     424,625
             723       Philip Services, 6.00% due 4/15/10 (c) (d) (e)                                           0
         325,000       Phillips Van-Heusen, 7.75% due 11/15/23                                            341,250
         125,000       Pilgrims Pride Corp., 9.25% due 11/15/13                                           139,375
         290,000       Pilgrims Pride Corp., 9.625% due 9/15/11                                           318,275
         275,000       Pinnacle Entertainment, 8.25% due 3/15/12                                          287,375
         350,000       Premcor Refining Group, 7.50% due 6/15/15                                          385,000
         250,000       Premcor Refining Group, 9.25% due 2/1/10                                           277,500
          50,000       Premcor Refining Group, 9.50% due 2/1/13                                            57,750
          50,000       Pulte Homes, Inc., 8.125% due 3/1/11                                                58,190
         100,000       Purina Mills, Inc., 9.00% due 3/15/10 (c) (d)                                            0
         355,000       Rayovac Corp., 7.375% due 2/1/15 (b)                                               345,238
          35,000       Rayovac Corp., 8.50% due 10/1/13                                                    36,750
         725,000       Rent-A-Center, Inc., 7.50% due 5/1/10                                              728,625
         110,000       Rent-Way, Inc., 11.875% due 6/15/10                                                123,750
         280,000       Rodgers Wireless, Inc., 7.50% due 3/15/15                                          305,900
         575,000       Royal Caribbean Cruises, 7.50% due 10/15/27                                        632,500
          55,000       Swift Energy Co., 9.375% due 5/1/12                                                 59,538
         575,000       Tesoro Petroleum Corp., 9.625% due 4/1/12                                          638,969
         350,000       Texas Industries, Inc., 10.25% due 6/15/11                                         407,313
         480,000       Titan Corp., 8.00% due 5/15/11                                                     517,200
         600,000       United Refining Co., 10.50% due 8/15/12                                            619,500
         275,000       US Concrete, Inc., 8.375% due 4/1/14                                               259,875
         900,000       Warner Chilcott Corp., 8.75% due 2/1/15 (b)                                        879,750
         435,000       WCI Communities, Inc., 10.625% due 2/15/11                                         471,975
          50,000       Williams Communication Group, Inc., 11.70% due 8/1/08 (c) (d)                            0
         100,000       Williams Communication Group, Inc., 11.875% due 8/1/10 (c) (d)                           0
------------------------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS                                                                                  18,610,341
------------------------------------------------------------------------------------------------------------------
(COST $17,693,668)

CONVERTIBLE CORPORATE BONDS - 20.08%
         785,000       Amylin Pharmaceuticals, Inc., 2.50% due 4/15/11                                    713,369
         200,000       Axcan Pharmaceuticals, Inc., 4.25% due 4/15/08 (b)                                 245,250
         265,000       Best Buy, 2.25% due 1/15/22                                                        296,800
         595,000       Bisys Group, Inc., 4.00% due 3/15/06                                               590,538
         165,000       Community Health Systems, 4.25% due 10/15/08                                       190,988

AFBA 5STAR
HIGH YIELD FUND (continued)
------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)

SHARES OR
FACE AMOUNT            COMPANY                                                                       MARKET VALUE
------------------------------------------------------------------------------------------------------------------

CONVERTIBLE CORPORATE BONDS - (continued)
$        492,000       Exide Technologies, 2.90% due 12/15/05 (c) (d)                                $          0
         700,000       Fairchild Semiconductor, Inc., 5.00% due 11/1/08                                   685,125
         465,000       First Horizon Pharmaceuticals, 1.75% due 3/8/24 (b)                                462,675
         985,000       JetBlue Airways Corp., 3.75% due 3/15/35                                         1,023,169
         550,000       Lions Gate Entertainment, 2.9375% due 10/15/24 (b)                                 598,813
         500,000       Lions Gate Entertainment, 4.875% due 12/15/10 (b)                                  980,625
          49,000       Moran Energy, Inc., 8.75% due 1/15/08                                               48,755
         587,000       NCO Group, Inc., 4.75% due 4/15/06                                                 584,799
         132,000       OHM Corp., 8.00% due 10/1/06 (c) (d)                                                    13
       1,225,000       Overstock.com, Inc., 3.75% due 12/1/11                                           1,002,969
          22,589       Philip Services, 3.00% due 4/15/20 (d) (f)                                               2
         425,000       Wind River Systems, Inc., 3.75% due 12/15/06                                       418,625
         620,000       WMS Industries, 2.75% due 7/15/10 (b)                                            1,123,750
         250,000       XM Satellite Radio Holdings, Inc., 1.75% due 12/1/09 (b)                           233,750
------------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE CORPORATE BONDS                                                                       9,200,013
------------------------------------------------------------------------------------------------------------------
(COST $8,213,278)

MONEY MARKET ACCOUNT - 29.85%
      13,672,980       PNC Bank Money Market                                                           13,672,980
------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                                             13,672,980
------------------------------------------------------------------------------------------------------------------
(COST $13,672,980)


TOTAL INVESTMENTS - 101.56%                                                                            46,526,552
(COST $44,389,052)

Liabilities in excess of assets  - 1.56%                                                                 (715,170)
                                                                                                    --------------

TOTAL NET ASSETS - 100.00%                                                                          $   45,811,382
                                                                                                    --------------

--------------------------------------------------------------------------------

 (a) - American Depository Receipt.
 (b) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (c) - Security in default.
 (d) - Security valued at fair value under procedures adopted by the Board of Directors.
 (e) - Payment - in - Kind
 (f) - Step-Up Bond
 (g) - Variable rate coupon

  *  - Non-income producing security.

AFBA 5STAR
SCIENCE & TECHNOLOGY FUND
----------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)

SHARES                    COMPANY                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 99.34%
HEALTH CARE - BIOMEDICAL -- 6.58%
        1,900             Charles River Laboratories International, Inc.*                $         91,675
        2,900             MedImmune, Inc.*                                                         77,488
        1,600             Millipore Corp.*                                                         90,768
        1,000             Sigma-Aldrich Corp.                                                      56,040
       14,600             Vasogen, Inc.*                                                           71,686
----------------------------------------------------------------------------------------------------------
                                                                                                  387,657

HEALTH CARE - DRUGS -- 15.97%
        1,800             Abbott Laboratories                                                      88,218
        4,800             Amylin Pharmaceuticals, Inc.*                                           100,464
        2,800             AtheroGenics, Inc.*                                                      44,744
        4,700             Axcan Pharma, Inc.*                                                      71,816
        1,000             Barr Pharmaceuticals, Inc.*                                              48,740
        2,200             Bayer AG (a)                                                             73,216
        1,600             OSI Pharmaceuticals, Inc.*                                               65,392
        4,700             QLT, Inc.*                                                               48,974
        1,200             Schering AG (a)                                                          74,028
        4,100             Schering-Plough Corp.                                                    78,146
        2,200             Shire Pharmaceuticals Group PLC (a)                                      72,160
        1,900             Teva Pharmaceutical Industries Ltd. (a)                                  59,166
        1,800             Watson Pharmaceuticals, Inc.*                                            53,208
        1,400             Wyeth                                                                    62,300
----------------------------------------------------------------------------------------------------------
                                                                                                  940,572

HEALTH CARE - PRODUCTS -- 18.50%
       12,900             Align Technology, Inc.*                                                  95,073
        2,800             American Medical Systems Holdings, Inc.*                                 57,820
        2,100             Baxter International, Inc.                                               77,910
        2,100             Boston Scientific Corp.*                                                 56,700
        1,500             Covance, Inc.*                                                           67,305
        4,300             ev3, Inc.*                                                               59,770
        2,450             Given Imaging Ltd.*                                                      55,884
        1,250             INAMED Corp.*                                                            83,713
          900             Johnson & Johnson                                                        58,500
        2,700             Mentor Corp.                                                            111,996
        2,000             Pharmaceutical Product Development, Inc.*                                93,720
        1,500             St. Jude Medical, Inc.*                                                  65,415
        2,400             Sybron Dental Specialties, Inc.*                                         90,288
        1,600             Varian Medical Systems, Inc.*                                            59,728
        1,500             Waters Corp.*                                                            55,755
----------------------------------------------------------------------------------------------------------
                                                                                                1,089,577

AFBA 5STAR
SCIENCE & TECHNOLOGY FUND (continued)
----------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)

SHARES                    COMPANY                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
TECHNOLOGY - EQUIPMENT -- 16.45%
        3,900             ADTRAN, Inc.                                                   $         96,681
        2,900             Agilent Technologies, Inc.*                                              66,758
        3,965             AU Optronics Corp. (a)                                                   67,167
        3,400             Cabot Microelectronics Corp.*                                            98,566
        2,500             Cognex Corp.                                                             65,475
        1,300             Diebold, Inc.                                                            58,643
          900             Fisher Scientific International, Inc.*                                   58,410
        3,200             Jabil Circuit, Inc.*                                                     98,336
        3,200             Molex, Inc.                                                              83,328
        6,500             Nokia Oyj (a)                                                           108,160
        7,300             Plexus Corp.*                                                           103,879
        1,900             Scientific-Atlanta, Inc.                                                 63,213
----------------------------------------------------------------------------------------------------------
                                                                                                  968,616

TECHNOLOGY - HARDWARE -- 6.92%
        5,675             Cisco Systems, Inc.*                                                    108,449
        1,500             Dell, Inc.*                                                              59,265
        6,000             EMC Corp.*                                                               82,260
        1,400             Kronos, Inc.*                                                            56,546
        4,250             SanDisk Corp.*                                                          100,853
----------------------------------------------------------------------------------------------------------
                                                                                                  407,373

TECHNOLOGY - SEMI-CONDUCTOR -- 21.86%
        3,100             Altera Corp.*                                                            61,442
        2,900             Analog Devices, Inc.                                                    108,199
        4,500             Applied Materials, Inc.                                                  72,810
        1,800             Broadcom Corp.*                                                          63,918
        2,600             Cree, Inc.*                                                              66,222
        5,700             Fairchild Semiconductor International, Inc.*                             84,075
        2,500             FormFactor, Inc.*                                                        66,050
        4,625             Intel Corp.                                                             120,528
        2,100             KLA-Tencor Corp.                                                         91,770
        1,950             Maxim Integrated Products, Inc.                                          74,509
        2,750             Microchip Technology, Inc.                                               81,455
        4,400             MKS Instruments, Inc.*                                                   74,316
        3,500             National Semiconductor Corp.                                             77,105
        2,700             Novellus Systems, Inc.*                                                  66,717
        5,300             Semtech Corp.*                                                           88,245
        3,200             Texas Instruments, Inc.                                                  89,824
----------------------------------------------------------------------------------------------------------
                                                                                                1,287,185

AFBA 5STAR
SCIENCE & TECHNOLOGY FUND (continued)
----------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)

SHARES                    COMPANY                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
TECHNOLOGY - SOFTWARE -- 13.06%
        9,000             Adaptec, Inc.*                                                  $        34,920
       13,200             BEA Systems, Inc.*                                                      115,896
        4,500             Cadence Design Systems, Inc.*                                            61,470
        3,800             Citrix Systems, Inc.*                                                    82,308
        4,000             FileNET Corp.*                                                          100,560
        4,000             Manhattan Associates, Inc.*                                              76,840
        4,700             Microsoft Corp.                                                         116,748
        3,200             National Instruments Corp.                                               67,840
        8,500             Oracle Corp.*                                                           112,200
----------------------------------------------------------------------------------------------------------
                                                                                                  768,782

TOTAL COMMON STOCKS                                                                             5,849,762
----------------------------------------------------------------------------------------------------------
(COST $5,149,310)

MONEY MARKET ACCOUNT -- 2.29%
      134,822             PNC Bank Money Market                                                   134,822
----------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                                        134,822
----------------------------------------------------------------------------------------------------------
(COST $134,822)

TOTAL INVESTMENTS --- 101.63%                                                                   5,984,584
----------------------------------------------------------------------------------------------------------
  (COST $5,284,132)

Liabilities in excess of other assets -- (1.63%)                                                  (96,261)



TOTAL NET ASSETS -- 100.00%                                                                $     5,888,323
                                                                                           ===============

(a) American Depository Receipt.
*  Non-income producing security.

AFBA 5STAR
SMALL CAP FUND
-------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)


SHARES                         COMPANY                                                                MARKET VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 92.08%
BUSINESS SERVICES -- 2.90%
          116,500              FirstService Corp.*                                                $      2,326,505
           97,000              Heidrick & Struggles International, Inc.*                                 2,529,760
-------------------------------------------------------------------------------------------------------------------
                                                                                                         4,856,265

CONSUMER CYCLICAL -- 32.77%
           67,100              Alliance Gaming Corp.*                                                      940,742
           62,000              Ameristar Casinos, Inc.                                                   1,617,580
          157,000              Borders Group, Inc.                                                       3,973,670
           22,600              Brunswick Corp.                                                             979,032
           64,300              Central Garden & Pet Co.*                                                 3,158,416
          141,600              Christopher & Banks Corp.                                                 2,585,616
            4,813              Coachmen Industries, Inc.                                                    60,307
          101,807              GameStop Corp.*                                                           3,044,029
           31,400              Gentex Corp.                                                                571,480
           41,500              Isle Of Capri Casinos, Inc.*                                              1,087,300
          143,500              J. Jill Group, Inc.*                                                      1,973,125
          145,500              Monaco Coach Corp.                                                        2,501,145
          113,700              Orient-Express Hotels Ltd. - Class A                                      3,600,879
           45,700              Overstock.com, Inc.*                                                      1,626,920
           67,600              Oxford Industries, Inc.                                                   2,910,180
           72,400              Penn National Gaming, Inc.*                                               2,642,600
          149,000              Rent-A-Center, Inc.*                                                      3,470,210
          107,400              Tuesday Morning Corp.                                                     3,385,248
           31,200              VCA Antech, Inc.*                                                           756,600
           93,700              WCI Communities, Inc.*                                                    3,001,211
           54,800              Winnebago Industries, Inc.                                                1,794,700
          175,900              WMS Industries, Inc.*                                                     5,936,625
          100,400              Zale Corp.*                                                               3,181,676
-------------------------------------------------------------------------------------------------------------------
                                                                                                        54,799,291
CONSUMER STAPLES -- 2.95%
          125,200              Performance Food Group Co.*                                               3,782,292
           37,600              United Natural Foods, Inc.*                                               1,141,912
-------------------------------------------------------------------------------------------------------------------
                                                                                                         4,924,204
EDUCATION -- 7.38%
           45,300              Bright Horizons Family Solutions, Inc.*                                   1,844,616
          198,400              Corinthian Colleges, Inc.*                                                2,533,568
          152,000              DeVry, Inc.*                                                              3,024,800
          153,800              Educate, Inc.*                                                            2,176,270
           51,500              ITT Educational Services, Inc.*                                           2,751,130
-------------------------------------------------------------------------------------------------------------------
                                                                                                        12,330,384

AFBA 5STAR
SMALL CAP FUND (continued)
-------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)


SHARES                         COMPANY                                                                MARKET VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
FINANCIAL -- 5.88%
            9,800              A.G. Edwards, Inc.                                                 $        442,470
           71,500              Boston Private Financial Holdings, Inc.                                   1,801,800
           32,450              Gabelli Asset Management, Inc.                                            1,433,965
           98,800              Navigant Consulting, Inc.*                                                1,744,808
           36,500              Phoenix Companies, Inc.                                                     434,350
           35,000              Raymond James Financial, Inc.                                               988,750
          100,300              W.P. Stewart & Co., Ltd.                                                  2,424,251
           15,700              Wilmington Trust Corp.                                                      565,357
-------------------------------------------------------------------------------------------------------------------
                                                                                                         9,835,751
HEALTH CARE - BIOMEDICAL -- 2.13%
           75,000              Cambrex Corp.                                                             1,428,750
           26,800              Charles River Laboratories International, Inc.*                           1,293,100
           16,600              Stericycle, Inc.*                                                           835,312
-------------------------------------------------------------------------------------------------------------------
                                                                                                         3,557,162
HEALTH CARE - DRUGS -- 5.39%
          144,450              Amylin Pharmaceuticals, Inc.*                                             3,023,339
          142,800              Axcan Pharma, Inc.*                                                       2,181,984
          109,500              First Horizon Pharmaceutical Corp.*                                       2,084,880
          165,000              QLT, Inc.*                                                                1,719,300
-------------------------------------------------------------------------------------------------------------------
                                                                                                         9,009,503
HEALTH CARE - PRODUCTS -- 10.03%
          298,900              Align Technology, Inc.*                                                   2,202,893
          126,400              American Medical Systems Holdings, Inc.*                                  2,610,160
           27,800              Covance, Inc.*                                                            1,247,386
            9,900              Fisher Scientific International, Inc.*                                      642,510
           31,650              INAMED Corp.*                                                             2,119,600
           80,400              Mentor Corp.                                                              3,334,992
           63,200              Pharmaceutical Product Development, Inc.*                                 2,961,552
           44,100              Sybron Dental Specialties, Inc.*                                          1,659,042
-------------------------------------------------------------------------------------------------------------------
                                                                                                        16,778,135
TECHNOLOGY - EQUIPMENT -- 6.63%
          121,400              ADTRAN, Inc.                                                              3,009,506
          111,600              Cabot Microelectronics Corp.*                                             3,235,284
           48,167              Kronos, Inc.*                                                             1,945,465
          203,950              Plexus Corp.*                                                             2,902,209
-------------------------------------------------------------------------------------------------------------------
                                                                                                        11,092,464
TECHNOLOGY - HARDWARE -- 0.27%
           19,300              SanDisk Corp.*                                                              457,989
-------------------------------------------------------------------------------------------------------------------

AFBA 5STAR
SMALL CAP FUND (continued)
-------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)


SHARES                         COMPANY                                                                MARKET VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
TECHNOLOGY - SEMI-CONDUCTOR -- 10.12%
          123,000              Cree, Inc.*                                                        $      3,132,810
          228,700              Fairchild Semiconductor International, Inc.*                              3,373,325
           40,500              FormFactor, Inc.*                                                         1,070,010
           21,300              Lam Research Corp.*                                                         616,422
          312,500              Micrel, Inc.*                                                             3,600,000
          166,500              MKS Instruments, Inc.*                                                    2,812,185
          139,500              Semtech Corp.*                                                            2,322,675
-------------------------------------------------------------------------------------------------------------------
                                                                                                        16,927,427
TECHNOLOGY - SOFTWARE -- 5.63%
          222,500              Adaptec, Inc.*                                                              863,300
          164,600              FileNET Corp.*                                                            4,138,044
          122,000              Manhattan Associates, Inc.*                                               2,343,620
           97,400              National Instruments Corp.                                                2,064,880
-------------------------------------------------------------------------------------------------------------------
                                                                                                         9,409,844

TOTAL  COMMON STOCK                                                                                    153,978,419
-------------------------------------------------------------------------------------------------------------------
(COST $142,020,508)

MONEY MARKET ACCOUNT -- 8.39%
       14,024,464              PNC Bank Money Market                                                    14,024,464
-------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                                              14,024,464
-------------------------------------------------------------------------------------------------------------------
(COST $14,024,464)


TOTAL INVESTMENTS --- 100.47%                                                                          168,002,883
-------------------------------------------------------------------------------------------------------------------
(COST $156,044,972)

 Liabilities in excess of other assets --- (0.47%)                                                        (791,536)



TOTAL NET ASSETS --- 100.00%                                                                           167,211,347
                                                                                                   ================

* -- Non-income producing security

AFBA 5STAR
MID CAP FUND
------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)


         SHARES           COMPANY                                                                    MARKET VALUE
------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 87.65%
BUSINESS SERVICES - 6.55%
          5,900         ChoicePoint, Inc. *                                                               236,295
          3,600         H&R Block, Inc.                                                                   210,060
          6,500         Hewitt Associates, Inc. *                                                         172,315
          8,700         Iron Mountain, Inc. *                                                             269,874
------------------------------------------------------------------------------------------------------------------
                                                                                                          888,544
CONSUMER CYCLICAL - 28.07%
          1,900         Abercrombie & Fitch Co. - Class A                                                 130,530
          3,900         Autoliv, Inc.                                                                     170,820
          7,100         Barnes & Noble, Inc. *                                                            275,480
          2,200         Brunswick Corp.                                                                    95,304
          6,600         Chico's FAS, Inc. *                                                               226,248
          4,700         CVS Corp.                                                                         136,629
         18,500         EMI Group plc (a)                                                                 168,454
          6,400         Fairmont Hotels & Resorts, Inc.                                                   222,912
          2,600         Harley-Davidson, Inc.                                                             128,960
          4,600         Harrah's Entertainment, Inc.                                                      331,522
          2,900         International Game Technology                                                      81,635
          3,800         MGM MIRAGE *                                                                      150,404
          4,600         Michaels Stores, Inc.                                                             190,302
            650         Mohawk Industries, Inc. *                                                          53,625
          2,100         Penn National Gaming, Inc. *                                                       76,650
          5,400         PETsMART, Inc.                                                                    163,890
          4,800         Royal Caribbean Cruises Ltd.                                                      232,128
          7,800         The Talbots, Inc.                                                                 253,266
          5,200         Tiffany & Co.                                                                     170,352
          4,000         Weight Watchers International, Inc. *                                             206,440
          5,200         Williams-Sonoma, Inc. *                                                           205,764
          4,100         Winnebago Industries, Inc.                                                        134,275
------------------------------------------------------------------------------------------------------------------
                                                                                                        3,805,590
EDUCATION - 3.37%
          7,000         Career Education Corp. *                                                          256,270
         10,100         DeVry, Inc. *                                                                     200,990
------------------------------------------------------------------------------------------------------------------
                                                                                                          457,260
FINANCIAL - 8.67%
          7,100         A.G. Edwards, Inc.                                                                320,565
         14,000         Janus Capital Group, Inc.                                                         210,560
          2,700         Legg Mason, Inc.                                                                  281,097
          2,100         Mellon Financial Corp.                                                             60,249
          1,400         Principal Financial Group, Inc.                                                    58,660
          1,300         The St. Joe Company                                                               106,002
          2,200         T. Rowe Price Group, Inc.                                                         137,720
------------------------------------------------------------------------------------------------------------------
                                                                                                        1,174,853
HEALTH CARE - BIOMEDICAL - 5.85%
          7,900         MedImmune, Inc. *                                                                 211,088
          4,600         Millipore Corp. *                                                                 260,958
          3,400         Sigma-Aldrich Corp.                                                               190,536
          2,600         Stericycle, Inc. *                                                                130,832
------------------------------------------------------------------------------------------------------------------
                                                                                                          793,414
HEALTH CARE - DRUGS - 8.50%
         11,800         Amylin Pharmaceuticals, Inc. *                                                    246,974
          3,500         Barr Pharmaceuticals, Inc. *                                                      170,590
          5,900         Pharmaceutical Product Development, Inc. *                                        276,474
         10,100         Shire Pharmaceuticals Group PLC (a)                                               331,280
          4,300         Watson Pharmaceuticals, Inc. *                                                    127,108
------------------------------------------------------------------------------------------------------------------
                                                                                                        1,152,426
HEALTH CARE - PRODUCTS - 2.60%
          2,900         Fisher Scientific International, Inc. *                                           188,210
          4,425         Waters Corp.*                                                                     164,477
------------------------------------------------------------------------------------------------------------------
                                                                                                          352,687

AFBA 5STAR
MID CAP FUND (continued)
------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)

         SHARES           COMPANY                                                                    MARKET VALUE
------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (continued)
TECHNOLOGY - EQUIPMENT - 6.69%
          7,000         AU Optronics Corp. (a)                                                            118,580
          3,200         Diebold, Inc.                                                                     144,352
          5,600         Garmin Ltd.                                                                       239,400
          6,800         Jabil Circuit, Inc. *                                                             208,964
          5,900         Scientific-Atlanta, Inc.                                                          196,293
------------------------------------------------------------------------------------------------------------------
                                                                                                          907,589
TECHNOLOGY - HARDWARE - 1.65%
          9,400         SanDisk Corp. *                                                                   223,062
------------------------------------------------------------------------------------------------------------------

TECHNOLOGY - SEMICONDUCTOR - 8.56%
          9,100         Altera Corp. *                                                                    180,362
         12,500         Fairchild Semiconductor International, Inc. *                                     184,375
          3,800         KLA-Tencor Corp.                                                                  166,060
          9,700         National Semiconductor Corp.                                                      213,691
          8,900         Novellus Systems, Inc. *                                                          219,919
         11,800         Semtech Corp. *                                                                   196,470
------------------------------------------------------------------------------------------------------------------
                                                                                                        1,160,877
TECHNOLOGY - SOFTWARE - 7.14%
         21,500         BEA Systems, Inc. *                                                               188,770
         11,600         Cadence Design Systems, Inc. *                                                    158,456
          1,900         CheckFree Corp. *                                                                  64,714
         10,000         Citrix Systems, Inc. *                                                            216,600
          2,900         Fiserv, Inc. *                                                                    124,555
          8,450         Take-Two Interactive Software, Inc. *                                             215,052
------------------------------------------------------------------------------------------------------------------
                                                                                                          968,147

TOTAL COMMON STOCKS                                                                                    11,884,449
------------------------------------------------------------------------------------------------------------------
(COST $10,540,174)


MONEY MARKET ACCOUNT - 10.91%
      1,479,143     PNC Bank Money Market                                                               1,479,143
------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                                              1,479,143
------------------------------------------------------------------------------------------------------------------
(COST $1,479,143)


TOTAL INVESTMENTS - 98.56%                                                                             13,363,592
(COST $12,019,317)

Other assets in excess of liabilities - 1.44%                                                             195,025
                                                                                                   ---------------

TOTAL NET ASSETS - 100.00%                                                                         $    13,558,617
                                                                                                   ===============



(a) - American Depository Receipt
 *  - Non-income producing security.

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on this review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant's service provider.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AFBA 5Star Fund, Inc.

By (Signature and Title)            /s/ John A. Johnson
                                    --------------------------------------------
                                    John A. Johnson, Chief Executive Officer
                                    (principal executive officer)

Date   August 11, 2005
       -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)            /s/ John A. Johnson
                                    --------------------------------------------
                                    John A. Johnson, Chief Executive Officer
                                    (principal executive officer)

Date   August 11, 2005
       -------------------------------------------------------------------------


By (Signature and Title)           /s/ Kimberley E. Wooding
                        --------------------------------------------------------
                                   Kimberley E. Wooding, Chief Financial Officer
                                   (principal financial officer)

Date   August 11, 2005
       -------------------------------------------------------------------------